Cover	Nov. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	1-4324
Entity Registrant Name	ANDREA ELECTRONICS CORPORATION
Entity Central Index Key	0000006494
Entity Tax Identification Number	11-0482020
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	620 Johnson Avenue Suite 1B
Entity Address, City or Town	Bohemia
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11716
City Area Code	631
Local Phone Number	719-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ANDR
Security Exchange Name	NONE
Entity Emerging Growth Company	false